Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 11 - Related Party Transactions

Loan Agreements. In addition to the related party notes payable outlined in Note 8, the Company entered into agreements with certain members and officers of the Company, including Convertible Notes, in the aggregate principal amount of $1,650,000 (“Related Party Convertible Notes”) and offsetting note receivable agreements in the aggregate principal amount of $1,650,000. The note receivables of $1,650,000 and the accrued interest of $50,869 were forgiven in connection with the Business Combination on July 20, 2021. The forgiveness of these note receivables resulted in non-cash compensation expense of $1,700,869 in the three-month period ending September 30, 2021. The Related Party Convertible Notes were converted into Series 3 units of the Seller on the same terms as the Convertible Notes.

Interest expense on the Related Party Convertible Notes totaled $6,904 and $58,972 for the three and nine months ended September 30, 2021, respectively. Interest expense on the Related Party Convertible Notes totaled $123,814 and $327,281 for the three and nine months ended September 30, 2020, respectively.

Sale and Leaseback. On May 26, 2021, the Company entered into a Purchase and Sale Agreement with OK Biltong Facility, LLC (“Buyer”), an entity controlled by a member of the Company’s board of directors, pursuant to which the parties consummated a sale and leaseback transaction (the “Sale and Leaseback Transaction”) of the Company’s manufacturing facility and the surrounding property in Madill, Oklahoma (the “Real Property”) for a total purchase price of $7,500 thousand.

In connection with the consummation of the Sale and Leaseback Transaction, the Company entered into a lease agreement (the “Lease Agreement”) with Buyer pursuant to which the Company leased back the Real Property from Buyer for an initial term of twelve (12) years unless earlier terminated or extended in accordance with the terms of the Lease Agreement. Under the Lease Agreement, the Company’s financial obligations include base rent of approximately $60,000 per month, which rent will increase on an annual basis at two percent (2%) over the initial term and two-and-a-half percent (2.5%) during any extension term. The Company is also responsible for all monthly expenses related to the leased facility, including insurance premiums, taxes and other expenses, such as utilities. Under the Lease Agreement, the Company has three (3) options to extend the term of the lease by five (5) years for each such option and a one-time right and option to purchase the Real Property at a price that escalates over time and, if Buyer decides to sell the Real Property, the Company has a right of first refusal to purchase the Real Property on the same terms offered to any third party.

Management determined that the sale and leaseback transaction contained continuing involvement and thus used the financing method consistent with ASC 840-40 and ASC 320-20 to account for the transactions. Accordingly, a financing obligation related to the operating lease in the amount of the sale price ($7,500 thousand) has been booked and the corresponding assets on the balance sheet are maintained. Under the finance method, rental payments are applied as amortization and/or interest expense on the financing obligation as appropriate using an assumed interest rate. The Company is accounting for these as interest only payments because the Company’s incremental cost to borrow when applied to the financing obligation is greater than the rental payments under the Lease Agreement. The Company recognized interest expense of $179,993 during the three months ended September 30, 2021.

Other. During the three months ended September 30, 2021, the Company purchased approximately $117,643 in goods from an entity controlled by a member of the Company’s Board of Directors (the “Related Party Manufacturer”). The Company did not purchase goods from the Related Party Manufacturer in periods prior to the three months ended September 30, 2021.

10 RELATED PARTY TRANSACTIONS

The Company has entered into agreements with certain members and officers of the Company, including debt agreements and conversions, outlined in Note 9, and member loan receivable agreements in the principal amount of $1,650,000, for the years ending December 31, 2020 and 2019. Interest on the loan receivable accrues at a fixed rate of 3% per annum, and is due and payable at the maturity dates, ranging from July 28, 2024 to December 31, 2024. Interest income on member loan receivable for the years ending December 31, 2020 and 2019 was $23,745 and $0, respectively. Interest expense on related party notes payable totaled $1,600,229 and $454,949 for the years ending December 31, 2020 and 2019, respectively.

Management Agreement. On June 1, 2018, Stryve entered into a Management Agreement with Meaningful Partners, LLC (“MP”). Jacob Capps, a director of Stryve, is a founding member of MP. The Management Agreement provides for MP to provide Stryve with financial related services for $10,000 per month. Stryve owes MP approximately $153,438 under the Management Agreement as of December 31, 2020, with the amount expected to be paid upon the closing of the Business Combination (at which point the Management Agreement with automatically terminate).